EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The 2017 Plan	Time RSU
Outstanding December 31, 2019	443,490
Vested	(443,490)
Outstanding December 31, 2020	-

The 2018 Plan	Time RSU
Outstanding December 31, 2019	647,215
Forfeited (*)	(115,830)
Outstanding December 31, 2020	531,385
Outstanding December 31, 2020 after Reverse Split (**)	105,728

The 2019 Plan – Board and Extraordinary	Time RSU
Outstanding December 31, 2019	813,842
Vested	(813,842)
Outstanding December 31, 2020	-

The 2019 Plan – 5 Years	Time RSU
Outstanding December 31, 2019	238,663
Vested	(47,733)
Outstanding December 31, 2020	190,930
Outstanding December 31, 2020 after Reverse Split (**)	37,981

The 2019 Plan	Time RSU
Outstanding December 31, 2019	2,622,843
Forfeited (*)	(484,401)
Outstanding December 31, 2020	2,138,442
Outstanding December 31, 2020 after Reverse Split (**)	424,373

The 2020 Plan – Board and Extraordinary	Time RSU
Outstanding December 31, 2019	170,568
Forfeited (*)	-
Outstanding December 31, 2020	170,568
Outstanding December 31, 2020 after Reverse Split (**)	33,931

The 2020 Plan – Stock Option	SOP
Granted August 3, 2020	1,524,065
Forfeited (*)	(16,547)
Outstanding December 31, 2020	1,507,518

The 2020 Plan – Performance Award	Performance Award
Granted August 3, 2020	4,305,100
Forfeited (*)	(48,800)
Outstanding December 31, 2020	4,256,300

The 2020 Plan – Performance Award (Potential Matching Shares)	SOP (Matching Shares)
Calculated by August 3, 2020	2,152,550
Forfeited (*)	(24,400)
Outstanding December 31, 2020	2,128,150

The 2020 Plan – Extraordinary SOP	SOP
Granted August 3, 2020	195,000
Forfeited (*)	-
Outstanding December 31, 2020	195,000

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.
(**) Number of RSUs converted by the ratio of 5.027090466672970.

Market approach [member] | The 2019 Grant 5 years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Time RSU	Comments

Variable
Stock price (USD)	3.96	Stock price of Atento S.A. in USD at grant date March 1, 2019
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	5	Time to vest as per the contract

Market approach [member] | The 2019 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Time RSU	Comments

Variable
Stock price (USD)	2.66	Stock price of Atento S.A. in USD at grant date June 3, 2019
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	1.77%	USD risk free rate obtained from Bloomberg
Expected volatility	26.74%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	2.65